Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Corporate payables	$ 8,828,351	$ 3,380,341
Related party payable	441,759	102,123
Total accounts payable and accrued liabilities	$ 9,270,110	$ 3,482,464	$ 6,899,320